Average Annual Total Returns{- Fidelity® Series Stock Selector Large Cap Value Fund} - 01.31 Fidelity Series Stock Selector Large Cap Value Fund Series PRO-12 - Fidelity® Series Stock Selector Large Cap Value Fund
	Fidelity Series Stock Selector Large Cap Value Fund-Default Return Before Taxes Past 1 year	Fidelity Series Stock Selector Large Cap Value Fund-Default Return Before Taxes Past 5 years	Fidelity Series Stock Selector Large Cap Value Fund-Default Return Before Taxes Since Inception		Fidelity Series Stock Selector Large Cap Value Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Stock Selector Large Cap Value Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Stock Selector Large Cap Value Fund-Default After Taxes on Distributions Since Inception		Fidelity Series Stock Selector Large Cap Value Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Stock Selector Large Cap Value Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Stock Selector Large Cap Value Fund-Default After Taxes on Distributions and Sales Since Inception		RS005 Past 1 year	RS005 Past 5 years	RS005 Since Inception
Total	26.75%	11.21%	12.11%	[1]	22.19%	8.93%	9.84%	[1]	17.86%	8.33%	9.18%	[1]	25.16%	11.16%	12.57%	[1]

[1]	(a)From December 6, 2012